Other assets	12 Months Ended
Dec. 31, 2019
Other Asset [Abstract]
Other assets [Text Block]

11. Other assets

	December 31,	December 31,
	2019	2018
	$	$
Current

Prepaid expenses	3,516	1,015
Inventories	1,656	-
	5,172	1,015
Non-current

Reclamation deposits	5,361	-
Deferred financing fees	1,579	1,468
	6,940	1,468